Share-based payments - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional information related to stock options
Share-based compensation expenses related to share options granted	¥ 688,083	¥ 671,210	¥ 667,098
Fair value of shares vested	65,165	122,864	236
Employees
Additional information related to stock options
Share-based compensation expenses related to share options granted	65,165	65,884	¥ 54,505
Executives and employees
Additional information related to stock options
Unrecognized compensation cost related to unvested share options granted	¥ 67,474	¥ 131,395
Weighted-average period over which unrecognized compensation cost is to be recognized	1 year